Provision for contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Legal and administrative proceedings	R$ 310,343	R$ 301,923
Civil [Member]
IfrsStatementLineItems [Line Items]
Legal and administrative proceedings	217,015	217,845
Labor [Member]
IfrsStatementLineItems [Line Items]
Legal and administrative proceedings	71,755	82,511
Tax [Member]
IfrsStatementLineItems [Line Items]
Legal and administrative proceedings	R$ 21,573	R$ 1,567